Note 03 - Income Taxes, Domestic and international income tax benefit breakdown (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Brazil:
Current	$ (3,156)	$ (3,987)	$ (6,583)
Deferred	(2,887)	(932)	(2,463)
Brazil, total	(6,043)	(4,919)	(9,046)
International:
Current	(240)	(391)	(321)
Deferred	(73)	72	108
International, total	(313)	(319)	(213)
Total income tax expense	$ (6,356)	$ (5,238)	$ (9,259)